Summary of Significant Accounting Policies - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019	Dec. 31, 2018
North America [Member]
Concentration Risk, Percentage	82.00%	[1]	77.00%	[1]	76.00%	80.00%
Europe [Member]
Concentration Risk, Percentage	17.00%	[1]	19.00%	[1]	15.00%	7.00%
Asia-Pacific [Member]
Concentration Risk, Percentage					9.00%	13.00%
Customer A [Member]
Concentration Risk, Percentage	11.00%			[2]	14.00%	21.00%
Customer B [Member]
Concentration Risk, Percentage		[2]	23.00%

[1]	Region did not represent greater than 10% of total net revenue.
[2]	Customer did not represent greater than 10% of total net revenue.